Investments in Associates and Joint Ventures - Summary of Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	₩ 14,594,246	₩ 12,690,014
Non-current assets	28,197,401	28,299,796
Current liabilities	13,247,637	10,699,268
Non-current liabilities	11,001,436	11,877,846
Operating revenue	26,287,201	25,638,855	₩ 24,898,005
Profit (loss) for the year	972,182	1,385,635	1,459,395
Other comprehensive income(loss)	7,447	(2,194)	165,567
Total comprehensive income(loss)	979,629	1,383,441	₩ 1,624,962
K Bank Inc.[Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	21,320,790	16,562,742
Non-current assets	89,812	71,265
Current liabilities	19,541,076	14,830,983
Non-current liabilities	4,516	2,168
Operating revenue	946,559	558,872
Profit (loss) for the year	10,560	86,498
Other comprehensive income(loss)	56,609	(24,888)
Total comprehensive income(loss)	67,169	61,610
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	251,868	278,413
Non-current assets	134,424	135,380
Current liabilities	106,557	63,009
Non-current liabilities	9,775	64,335
Operating revenue	167,949	181,944
Profit (loss) for the year	(17,513)	9,332
Other comprehensive income(loss)	(1,093)	(49)
Total comprehensive income(loss)	(18,606)	9,283
KIF Investment Fund [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	128,344	98,132
Non-current assets	402,819	414,804
Operating revenue	33,017	19,916
Profit (loss) for the year	16,330	7,505
Other comprehensive income(loss)	0	(11,779)
Total comprehensive income(loss)	16,330	(4,274)
Dividends received from associates	1,139	6,531
Megazone Cloud Corporation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	874,778	857,089
Non-current assets	267,605	202,767
Current liabilities	341,679	330,619
Non-current liabilities	205,087	94,202
Operating revenue	1,410,078	1,261,228
Profit (loss) for the year	(34,760)	(293,186)
Other comprehensive income(loss)	(3,021)	(6,609)
Total comprehensive income(loss)	(37,781)	(299,795)
IGIS No. 4681 General Private Real Estate Investment Company [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	2,985	52,851
Non-current assets	49,631
Current liabilities	11	12
Operating revenue	6	9
Profit (loss) for the year	(234)	(3,161)
Total comprehensive income(loss)	(234)	(3,161)
KT-DSC creative economy youth start-up investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	482	908
Non-current assets	87,528	76,884
Current liabilities	101	362
Operating revenue	19,849	19,931
Profit (loss) for the year	12,227	(53)
Total comprehensive income(loss)	12,227	(53)
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	5,690	9,344
Non-current assets	145,769	127,321
Current liabilities	107,553	90,545
Profit (loss) for the year	(406)	(474)
Total comprehensive income(loss)	(406)	₩ (474)
LS Marine Solution Co Ltd Formerly KT Submarine Co Ltd [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	66,767
Non-current assets	80,307
Current liabilities	23,906
Non-current liabilities	207
Operating revenue	70,779
Profit (loss) for the year	11,618
Other comprehensive income(loss)	(289)
Total comprehensive income(loss)	₩ 11,329